UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Address of principal executive offices)

 (Zip code)

James B. Potkul

Potkul Capital Management LLC

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (973) 331-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Bread & Butter Fund

AMERICAN EXPRESS COMPANY

Ticker Symbol:AXP	Cusip Number:025816109
Record Date: 2/27/2009	Meeting Date: 4/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	Directors Recommend: a vote for election of the following nominees D.F.Akerson, C. Barshefsky, U. M. Burns, K. I. Chenault, R. C. Levin, S. S. Reinemund, R. A. Williams	For	Issuer	For	With
1b	Directors Recommend: a vote for election of the following nominees P. Chernin, J. Leschly, R. A. McGinn, E. D. Miller, R. D. Walter	Against	Issuer	For	Against
2	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2009	For	Issuer	For	With
3	Advisory vote approving executive compensation	Against	Issuer	For	Against
4	Shareholder proposal relating to cumulative voting for Directors	Against	Stockholder	Against	With
5	Shareholder proposal relating to the calling of special shareholder meeting	Against	Stockholder	Against	With

AMERICAN NATIONAL INSURANCE COMPANY

Ticker Symbol:ANAT	Cusip Number:028591105
Record Date: 3/2/2009	Meeting Date: 4/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 01-Robert L. Moody,02-G.R.Ferdinandtsen,03-F. Anne Moody-Dahlberg,04-Russell S. Moody,05-William L. Moody,IV,06-James D. Yarbrough,07-Arthur O. Dummer,08-DR. Shelby M. Elliott,09-Frank P. Williamson	For	Issuer	For	With
2	To approve the amendment and restatement of the American National Insurance Company 1999 Stock and Incentive Plan	For	Issuer	For	With

BERKSHIRE HATHAWAY INC.

Ticker Symbol:BRKB	Cusip Number:084670207
Record Date: 3/4/2009	Meeting Date: 5/2/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 01-Warren E. Buffett,02-Charles T. Munger,03-Howard G. Buffett,04-Susan L. Decker,05-Willaim H. Gates III,06-David S. Gottesman,07-Charlotte Guyman,08-Donald R. Keough,09-Thomas S. Murphy,10-Ronald L. Olson,11-Walter Scott, Jr.	For	Issuer	For	With
2	To Approve shareholder proposal with respect to the production of a sustainability report	Against	Stockholder	Against	With

CNA FINANCIAL CORPORATION

Ticker Symbol:CNA	Cusip Number:126117100
Record Date: 3/12/2009	Meeting Date: 4/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 01-Paul J. Liska,02-Jose O. Montemayor,03-Thomas F. Motamed,04-Don M. Randel,05-Joseph Rosenberg,06-Andrew H. Tisch,07-James S. Tisch,08-Marvin Zonis	For	Issuer	For	With
2	Approval of Deloitte & Touche, LLP as the independent registered public accounting firm for 2009	For	Issuer	For	With

CONOCOPHILLIPS

Ticker Symbol:COP	Cusip Number:20825C104
Record Date: 3/16/2009	Meeting Date: 5/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1a-Richard L. Armitage,1b-Richard H. Auchinleck,1c-James E. Copeland, Jr.,1d-Kenneth M. Duberstein,1e-Ruth R. Harkin,1f-Harold W. McGraw III,1g-James J. Mulva,1h-Harald J. Norvik,1i-William K. Reilly,1j-Bobby S. Shackouls,1k-Victoria J. Tschinkel,1l-Kathryn C. Turner,1m-William E. Wade, Jr.	For	Issuer	For	With
2	Proposal to ratify appointment of Ernst & Young LLP as independent registered public accounting firm for 2009	For	Issuer	For	With
3	Proposal to approve 2009 omnibus stock and performance incentive plan	Against	Issuer	For	Against
4	Universal Health Care Principles	Against	Stockholder	Against	With
5	Advisory Vote on Executive Compensation	Against	Stockholder	Against	With
6	Political Contributions	Against	Stockholder	Against	With
7	Greenhouse Gas Reduction	Against	Stockholder	Against	With
8	Oil Sands Drilling	Against	Stockholder	Against	With
9	Director Qualifications	Against	Stockholder	Against	With
10	In its discretion,upon such other matters that may properly come before the meeting or any adjournment or adjustments thereof	Against	Stockholder	Against	With

EL PASO CORPORATION

Ticker Symbol:EP	Cusip Number:28336L109
Record Date: 3/11/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1a-Juan Carlos Braniff,1b-James L. Dunlap,1c-Douglas L. Foshee,1d-Robert W. Goldman,1e-Anthony W. Hall, Jr.,1f-Thomas R. Hix,1g-Ferrell P McClean,1h-Steven J. Shapiro,1i-J. Michael Talbert,1j-Robert F. Vagt,1k-John L. Whitmire	For	Issuer	For	With
2	Approval of El Paso Corporation Employee Stock Purchase Plan, as amended and restated, to extend the term of the plan until such times as no additional shares available for issuance by 12.5 million	Against	Issuer	For	Against
3	Approval fo the El Paso Corporation Employee Stock Purchase Plan as amended and restated, to extend the term of the plan until such time as no additional shares remain available for purchase	Against	Issuer	For	Against
4	Ratification of the Appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2009	For	Issuer	For	With

ENCANA CORPORATION

Ticker Symbol:ECA	Cusip Number:292505104
Record Date: 3/9/2009	Meeting Date: 4/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 01-Ralph S. Cunningham,02-Patrick D. Daniel,03-Ian W. Delaney,04-Randall K. Eresman,05-Claire S. Farley,06-Michael A. Grandin,07-Barry W. Harrison,08-Valarie A.A. Nielsen,09-David P. O'Brien,10-Jane L. Peverett,11-Allan P. Sawin,12-Wayne G. Thomson,13-Clayton H. Woitas	For	Issuer	For	With
2	Appointment of Auditors-PriceWaterhouseCoopers LLP	For	Issuer	For	With

ENSCO INTERNATIONAL INCORPORATED

Ticker Symbol:ESV	Cusip Number:26874Q100
Record Date: 3/31/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1a-Gerald W. Haddock,1b-Paul E. Rowsey,III,1c-C. Christopher Gaut	For	Issuer	For	With
2	Approval of an amendment to the ENSCO 2005 long term incentive plan and reapproval of the material terms of the performance goals	For	Issuer	For	With
3	Ratification for the audit committee's appointment of KMPG LLP as our independent registered public accounting firm for 2009	For	Issuer	For	With

LOEWS CORPORATION

Ticker Symbol:L	Cusip Number:540424108
Record Date: 3/16/2009	Meeting Date: 5/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1a-A. E. Berman,1b-J.L. Bower,1c-C.M. Diker,1d-P.J. Fribourg,1e-W.L. Harris,1f-P.A. Laskawy,1g-K. Miller,1h-G.R. Scott,1i-A.H. Tisch,1j-J.S. Tisch,1k-J.M. Tisch	For	Issuer	For	With
2	Ratify Deloitte & Touche LLP as independent auditors	For	Issuer	For	With
3	Approve proposed amendment to simplify and update our corporate charter	For	Issuer	For	With
4	Shareholder proposal-Cumulative voting	Against	Stockholder	Against	With

MANPOWER INC.

Ticker Symbol:MAN	Cusip Number:56418H100
Record Date: 2/17/2009	Meeting Date: 4/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 01-Jeffrey A. Joerres,02-John R. Walter,03-Marc J. Bolland,04-Ulice Payne, Jr.	For	Issuer	For	With
2	Ratification of the appointment of Robert Mendoza to the board of directors	For	Issuer	For	With
3	Ratification of Deloitte & Touche LLP as independent auditors for 2009	For	Issuer	For	With
4	Approval of amendment to the 2003 equity incentive plan	Against	Issuer	For	Against
5	Shareholder proposal regarding implementation of the Macbride principles in Northern Ireland	Against	Stockholder	Against	With

MERCER INSURANCE GROUP, INC.

Ticker Symbol:MIGP	Cusip Number:587902107
Record Date: 3/6/2009	Meeting Date: 4/15/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 01-William C. Hart,02-Richard U. Niedt,03-Richard G. Van Noy	For	Issuer	For	With
2	Ratification of appointment of KMPG LLP as the independent registered public accounting firm for the year ending Decemeber 31, 2009	For	Issuer	For	With

MITSUBISHI UFJ FINANCIAL GROUP, INC

Ticker Symbol:MTU	Cusip Number:606822104
Record Date: 3/30/2009	Meeting Date: 6/26/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Appropriation of surplus	For	Issuer	For	With
2	Partial Amendments to the articles of Incorporation	For	Issuer	For	With
3	Directors Recommend: a vote for election of the following nominees 3a-Ryosuke Tamakoshi,3b-Haruya Uehara,3c-Nobuo Kuroyanagi,3d-Kyota Omori,3e-Saburo Sano,3f-Hiroshi Saito,3g-Nobushige Kamei,3h-Shintaro Yasuda,3i-Katsunori Nagayasu,3j-Fumiyuki Akikusa,3k-Kazuo Takeuchi,3l-Kinya Okauchi,3m-Kaoru Wachi,3n-Takashi Oyamada,3o-Akio Harada,3p-Ryuji Araki,3q-Takuma Otoshi	For	Issuer	For	With
4	Election of four Corporate Auditors 4a-Tetsuo Maeda,4b-Tsutomu Takasuka,4c-Kunie Okamoto,4d-Yasushi Ikeda	For	Issuer	For	With

NATIONAL WESTERN LIFE INSURANCE CO

Ticker Symbol:NWLI	Cusip Number:638522102
Record Date: 5/11/2009	Meeting Date: 6/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 01-Robert L. Moody,02-Stephen E. Glasgow,03-E.J. Pederson	For	Issuer	For	With

PFIZER INC.

Ticker Symbol:PFE	Cusip Number:717081103
Record Date: 2/24/2009	Meeting Date: 4/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1a-Dennis A. Ausiello,1b-Michael S. Brown,1c-M. Anthony Burns,1d-Robert N Burt,1e-W. Don Cornwell,1f-William H. Gray,III,1g-Constance J. Horner,1h-James M. Kilts,1i-Jeffrey B. Kindler,1j-George A. Lorch,1k-Dana G. Mead,1l-Suzanne Nora Jognson,1m-Stephen W. Sanger,1n-William C. Steere, Jr.	For	Issuer	For	With
2	Proposal to ratify KPMG LLP as independent registered public accounting firm for 2009	For	Issuer	For	With
3	Proposal to approve Pfizer Inc. 2004 Stock Plan, as amended and restated	Against	Issuer	For	Against
4	Shareholder proposal regarding stock options	For	Stockholder	Against	Against
5	Shareholder Proposal regarding advisory vote on executive compensation	Against	Stockholder	Against	With
6	Shareholder Proposal regarding cumulative voting	Against	Stockholder	Against	With
7	Shareholder proposal regarding special shareholder meetings	Against	Stockholder	Against	With

PHILIP MORRIS INTERNATIONAL INC

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 3/10/2009	Meeting Date: 5/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The Board of Directors recommend a vote for the following nominees 1a-Harold Brown, 1b-Mathis Cabiallavetta, 1c-Louis Camilleri, 1d-J. Dudley Fishburn, 1e-Graham Mackay, 1f-Sergio Marchionne, 1g-Lucio A. Noto, 1h-Carlos Slim Helu, 1i-Stephen M. Wolf	For	Issuer	For	With
2	Ratification of the selection of independent auditors	For	Issuer	For	With
3	Approval of eligibility, business criteria awards and award limits under the PMI 2008 performance incentive plan	For	Issuer	For	With

ROWAN COMPANIES INC.

Ticker Symbol:RDC	Cusip Number:779382100
Record Date: 3/9/2009	Meeting Date: 5/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The Board recommends a vote for the following nominees 01-Thomas R. Hix 02-Robert E. Kramek 03-Frederick R. Lausen 04-Lawrence J. Ruisi	For	Issuer	For	With
2	Approve the 2009 Rowan Companies, Inc. incentive plan	Against	Issuer	For	Against
3	Ratify the appointment of Deloitte Touche LLP as independent auditors for the fiscal year ended December 31, 2009	For	Issuer	For	With

STATOIL ASA

Ticker Symbol:STO	Cusip Number:85771P102
Record Date: 4/9/2009	Meeting Date: 5/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Election of a chair of the meeting	For	Issuer	For	With
3	Approval of the notice and the agenda	For	Issuer	For	With
4	Registration of attending shareholders and proxies	For	Issuer	For	With
5	Election of two person to co-sign minutes with chair of meeting	For	Issuer	For	With
6	Approval of the annual report and accounts for StatoilHydro ASA and the StatoilHydro Group for 2008, including the board of directors' proposal for the distribution of the dividend	For	Issuer	For	With
7	Approval of remuneration for the company's auditor	For	Issuer	For	With
8	Election of one deputy member to the corporate assembly	For	Issuer	For	With
9	Statement on stipulation of salary and other remuneration for executive management	For	Issuer	For	With
10	Authorization to acquire StatoilHydro shares in market in order to continue implementation of share saving plan for employees	For	Issuer	For	With
11	Amendment of the articles of association	For	Issuer	For	With
12	Shareholder proposed that resolution be adopted: StatoilHydro shall withdraw from tar sands activities in Canada	Against	Stockholder	Against	With

WALMART STORES INC.

Ticker Symbol:WMT	Cusip Number:931142103
Record Date: 4/9/2009	Meeting Date: 6/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The Board of Directors recommend a vote for the following nominees 1a-Aida M Alvarez, 1b-James W. Breyer, 1c-M. Michele Burns, 1d-James I Cash, Jr., 1e-Roger C. Corbett, 1f-Douglas N. Daft, 1g-Michael T. Duke, 1h-Gregory B. Penner, 1i-Allen I. Questrom, 1j-H. Lee Scott, Jr., 1k-Arne M. Sorenson, 1l-Jim C. Walton, 1m-S. Robson Walton, 1n-Christopher J. Williams, 1o-Linda S. Wolf	For	Issuer	For	With
2	Ratification of Ernst & Young LLP as independent accountants	For	Issuer	For	With
3	Gender Identity Non-Discrimination Policy	Against	Stockholder	Against	With
4	Pay for superior performance	Against	Stockholder	Against	With
5	Advisory vote on executive compensation	For	Stockholder	Against	Against
6	Political Contributions Report	Against	Stockholder	Against	With
7	Special Shareholder meetings	Against	Stockholder	Against	With
8	Incentive compensation to be stock options	Against	Stockholder	Against	With

WHITE MOUNTAINS INSURANCE GROUP LTD

Ticker Symbol:WTM	Cusip Number:G9618E107
Record Date: 4/6/2009	Meeting Date: 6/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The Board of Directors recommend a vote for the following nominees 01-H.L. Clark 04- Alan L. Waters	For	Issuer	For	With
1	The Board of Directors recommend a vote for the following nominees 02-Robert P. Cochran 03-A. Michael Frinquelli	Against	Issuer	For	Against
2	Appointment of Independent registered public accounting firm	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/James B. Potkul

* /s/James B. Potkul

President/Principal Financial Officer

Date: August 19, 2009

*Print the name and title of each signing officer under his or her signature.